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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Doyle, Jr.
Title:   President
Phone:   434-845-1266

Signature, Place, and Date of Signing:

  /s/ John D. Doyle, Jr.        Lynchburg, VA                01/05/06
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         68

Form 13F Information Table Value Total:    148,336
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                          Voting Authority
                         Title of             Value   Shrs or                 Investment -------------------
Name of Issuer            Class     CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole   Shared None
--------------           -------- --------- --------- ------- ------ -------- ---------- ------- ------ ----
ADM                       common  039483102      600   24,348                    Sole     24,348
Abbott Labs               common  002824100    2,912   73,864                    Sole     73,864
Air Products & Chemicals  common  009158106    3,511   59,325                    Sole     59,325
Alltel                    common  020039103    2,748   43,547                    Sole     43,547
Altria Group              common  02209S103      747    9,994                    Sole      9,994
American Standard         common  029712106    1,804   45,150                    Sole     45,150
Amgen                     common  031162100    1,670   21,214                    Sole     21,214
Amsouth Bancorp           common  032165102      615   23,457                    Sole     23,457
AT&T                      common  00206R102      737   30,094                    Sole     30,094
Bank of America           common  060505104    6,348  137,553                    Sole    137,553
BB&T                      common  054937107    3,004   71,682                    Sole     71,682
Bausch & Lomb             common  071707103      630    9,275                    Sole      9,275
Bell South                common  079860102      499   18,418                    Sole     18,418
Biomet                    common  090613100      519   14,213                    Sole     14,213
Boeing                    common  097023105    1,448   20,617                    Sole     20,617
BP                        common  055622104    1,830   28,500                    Sole     28,500
Burlington Resources      common  122014103    3,941   45,725                    Sole     45,725
Chesapeake Energy         common  165167107      585   18,425                    Sole     18,425
ChevronTexaco             common  166764100      995   17,525                    Sole     17,525
Citigroup                 common  172967101      210    4,325                    Sole      4,325
Clorox                    common  189054109      484    8,512                    Sole      8,512
Coca-Cola                 common  191216100      590   14,627                    Sole     14,627
Comcast Class A           common  20030N101      529   20,439                    Sole     20,439
Commerce Bancorp          common  200519106      604   17,554                    Sole     17,554
Conoco Phillips           common  20825C104    2,810   48,300                    Sole     48,300
Consolidated Edison       common  209115104      208    4,500                    Sole      4,500
Dell Computer             common  247025109    1,971   65,840                    Sole     65,840
Dow Chemical              common  260543103    2,244   51,200                    Sole     51,200
DuPont                    common  263534109      355    8,359                    Sole      8,359
Exxon- Mobil              common  30231G102   10,540  187,639                    Sole    187,639
Fedex Corp                common  31428X106    3,563   34,466                    Sole     34,466
Fortune Brands            common  349631101    1,543   19,775                    Sole     19,775
GE                        common  369604103    8,845  252,346                    Sole    252,346
Health Care REIT          common  42217K106      605   17,834                    Sole     17,834
Home Depot                common  437076102      914   22,570                    Sole     22,570
Ingersoll Rand            common  G4776G101    4,430  109,730                    Sole    109,730
Intel                     common  458140100    1,728   69,228                    Sole     69,228
International Bus. Mach.  common  459200101      772    9,396                    Sole      9,396
ishares MSCI EAFE Index   common  464287465    1,006   16,925                    Sole     16,925
Jefferson Pilot           common  475070108    1,744   30,637                    Sole     30,637

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
                                                                                          Voting Authority
                        Title of              Value   Shrs or                 Investment -------------------
Name of Issuer           Class      CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole   Shared None
--------------          --------- --------- --------- ------- ------ -------- ---------- ------- ------ ----
Johnson Controls        common    478366107    1,721   23,600                    Sole     23,600
Johnson & Johnson       common    478160104    5,835   97,089                    Sole     97,089
Kimberly Clark          common    494368103      661   11,075                    Sole     11,075
Lowes                   common    548661107    3,311   49,675                    Sole     49,675
3M                      common    604059105    4,854   62,630                    Sole     62,630
Medtronic               preferred 585055106    2,495   43,335                    Sole     43,335
Met Life                common    59156R108      766   15,642                    Sole     15,642
Modine                  common    607828100      367   11,255                    Sole     11,255
Motorola                common    620076109    1,271   56,275                    Sole     56,275
National Fuel Gas       common    636180101      716   22,942                    Sole     22,942
Norfolk Southern        common    655844108    1,936   43,181                    Sole     43,181
PepsiCo                 common    713448108    5,128   86,790                    Sole     86,790
Plum Creek Timber       common    729251108    1,168   32,400                    Sole     32,400
Procter & Gamble        common    742718109    8,659  149,611                    Sole    149,611
Progress Energy         common    743263105    1,053   23,975                    Sole     23,975
Royal Caribbean Cruises common    V7780T103    1,311   29,100                    Sole     29,100
Sprint Nextel           common    852061100      641   27,458                    Sole     27,458
SunTrust Bank           common    867914103    1,770   24,331                    Sole     24,331
Symantec Corp           common    871503108    1,060   60,587                    Sole     60,587
Sysco Corp              common    871829107    1,316   42,380                    Sole     42,380
Texas Instruments       common    882508104    1,447   45,125                    Sole     45,125
US Bancorp              common    902973304    2,727   91,225                    Sole     91,225
United Technologies     common    913017109    4,507   80,607                    Sole     80,607
Verizon                 common    92343V104    1,842   61,162                    Sole     61,162
Wachovia                common    929771103    7,254  137,238                    Sole    137,238
Walgreen                common    931422109    2,877   65,005                    Sole     65,005
Wythe                   common    983024100      305    6,631                    Sole      6,631
Yahoo                   common    984332106      500   12,750                    Sole     12,750
                                             148,336